Reserves - Schedule of Reserves (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Reserves [Line Items]
Foreign currency translation reserve	$ (8,119,372)	$ 271,902	$ (4,412,218)
Share-based payment reserve	61,653,123	4,743,075	$ 790,690
Total	97,532,461	49,013,687
Reserve [Member]
Schedule of Reserves [Line Items]
Foreign currency translation reserve	(8,119,372)	271,902
NASDAQ listing reserve	43,998,710	43,998,710
Share-based payment reserve	61,653,123	4,743,075
Total	$ 97,532,461	$ 49,013,687